Deferred and Contingent Consideration on Acquisitions - Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements [Abstract]
Balance	R$ 232,077	R$ 234,956
Initial recognition of deferred and contingent consideration relating to acquisitions		5,000
Payments	(7,315)	(6,215)
Deferred and contingent consideration converted to equity		(39,502)
Contingent consideration adjustment		13,212
Interest	29,621	24,626
Balance	R$ 254,383	R$ 232,077